UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number     811-09165
                                               ---------------------

                            Kelmoore Strategic Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
        ----------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 800-486-3717
                                                           -------------

                      Date of fiscal year end: February 28
                                              ------------

                    Date of reporting period: August 31, 2005
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


================================================================================
                        The Kelmoore Strategy(R) Funds
================================================================================













                                   [PICTURE]






                              SEMI-ANNUAL REPORT
                           Kelmoore Strategy(R) Fund
                        Kelmoore Strategy(R) Eagle Fund
                       Kelmoore Strategy(R) Liberty Fund
               ------------------------------------------------
                                AUGUST 31, 2005

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE KELMOORE STRATEGY(R) FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CURRENT TO THE MOST RECENT BUSINESS DAY-END IS AVAILABLE AT WWW.KELMOORE.COM.
                                        ----------------

The KELMOORE STRATEGY(R) FUNDS have been established for investors who seek income from their equity investment. The Funds are not suitable for investors who seek capital appreciation, predictable levels of income, or who are investing only for a short period of time.

The Funds' goal is to maximize realized gains by writing covered options against a U.S. stock portfolio. The premium income earned by the Funds for selling covered options is paid out to shareholders. Shareholders can then choose to receive the periodic cash flow or reinvest this money for long-term growth. The realized gains are not guaranteed and will only be paid when earned. There is no guarantee that the Funds will achieve their goal.

Covered option writing is not suitable for all investors. Covered options risk levels depend upon the quality of the underlying stock. The principal risks of investing in this covered option strategy include, but are not limited to, the risk of investing in equities that may lose value, the risk of limiting gains on equities in a rising market, the risk of unanticipated exercise of the option, lack of liquidity in the equity or options markets, decreases in options premiums, the relatively higher cost of options trades, the risk of forced liquidation of securities underlying written options causing increased expenses, loss of premium related to the purchase of a put option, and especially loss of all or part of an investment in the Funds.

The Funds are considered "non-diversified" under the Investment Company Act of 1940. An investment in the Funds could fluctuate in value more than an investment in a "diversified" fund.

The Kelmoore Strategy(R) Funds are distributed by Kelmoore Investment Company, Inc.

Kelmoore Strategic Trust
August 31, 2005

Dear Shareholders,

Over the past six months the major market indexes have been little changed. The price of oil continued to rocket higher, the Federal Reserve continued to raise short term interest rates, and recently, hurricanes Katrina and Rita dealt devastating blows to the Gulf Coast area that still cannot be quantified in dollars. With all the aforementioned headwinds, the market has actually held up quite well as corporate America seems to be on more stable ground than at any time since the market crash ensued a half decade ago. With corporate balance sheets flush with cash, dividend increases as well as merger and acquisition activity have picked up and are expected to continue into 2006.

The CBOE volatility index (VIX) continued to remain depressed throughout the period, indicating that investor expectations about large price fluctuations for the S&P 500 Index remained low. The trade off for lower realized volatility is lower implied volatility, which translates into lower option premiums. During periods of lower volatility, stock selection and entry and exit points are of greater importance to a covered option writing portfolio's total return. I continue to mine the market for equities that have strong fundamentals and a level of implied volatility that make them candidates for inclusion in each of the Kelmoore Strategic Trust funds. Once selected, timing is everything.

THE KELMOORE STRATEGY(R) FUND returned 4.23% for the six-month period ended August 31, 2005. In comparison, the Standard and Poors 100 Index (the "S&P 100") declined by 0.69%, and the CBOE S&P 500 BuyWrite Index (the "BXM") returned 4.24%.

THE KELMOORE STRATEGY(R) LIBERTY FUND, which generally focuses on the top 50 largest weighted equities in the S&P 100 and from time to time purchases index puts to hedge downside risk, returned 0.94% for the period. In comparison, the S&P 100 declined by 0.69%, and the BXM returned 4.24%

THE KELMOORE STRATEGY EAGLE(R) FUND, which generally focuses on technology, returned 2.38% for the period. In comparison, the NASDAQ Composite Index returned 5.26%, and the BXM returned 4.24%.

Although a majority of the returns for the market indexes for the period have been generated from oil and related services sectors, I continue to believe in a diversified portfolio when seeking to generate returns over longer periods of time. Eventually the Federal Reserve should find reason to pause, the rapid rise in the price of oil should subside and the rebuilding of the great city of New Orleans and the vicinity should generate jobs for individuals and profits for many of America's great companies. I will seek to put each of the Funds in the Kelmoore Strategic Trust in a position to benefit. Thank you for your continued support of the Funds of Kelmoore Strategic Trust.

Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
President and Portfolio Manager
Kelmoore Strategic Trust

------------------
Performance quoted is for Class C. Returns for Class A were lower with the front-end sales charge taken into account and higher without deducting for the sales charge. Performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown here. Performance current to the most recent month-end is available on-line at www.kelmoore.com.

================================================================================

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES                          AUGUST 31, 2005 (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES - (CONTINUED)            AUGUST 31, 2005 (UNAUDITED)
================================================================================

                                                                                     EXPENSES
                                    BEGINNING           ENDING                      PAID DURING
                                  ACCOUNT VALUE     ACCOUNT VALUE     EXPENSE         PERIOD
                                     3/01/05           8/31/05        RATIO(1)   3/1/05-8/31/05(2)
                                 ---------------   ---------------   ---------   -----------------
KELMOORE STRATEGY FUND
------------------------------
ACTUAL FUND RETURN
Class C ......................     $ 1,000.00        $ 1,042.30         2.75%        $ 14.16
Class A ......................     $ 1,000.00        $ 1,046.70         2.00%        $ 10.32

HYPOTHETICAL 5% RETURN
Class C ......................     $ 1,000.00        $ 1,011.34         2.75%        $ 13.94
Class A ......................     $ 1,000.00        $ 1,015.12         2.00%        $ 10.16

KELMOORE STRATEGY EAGLE FUND
------------------------------
ACTUAL FUND RETURN
Class C ......................     $ 1,000.00        $ 1,023.80         2.65%        $ 13.52
Class A ......................     $ 1,000.00        $ 1,028.40         1.90%        $  9.71

HYPOTHETICAL 5% RETURN
Class C ......................     $ 1,000.00        $ 1,011.85         2.65%        $ 13.44
Class A ......................     $ 1,000.00        $ 1,015.63         1.90%        $  9.65

KELMOORE STRATEGY LIBERTY FUND
------------------------------
ACTUAL FUND RETURN
Class C ......................     $ 1,000.00        $ 1,009.40         3.00%        $ 15.19
Class A ......................     $ 1,000.00        $ 1,014.40         2.25%        $ 11.42

HYPOTHETICAL 5% RETURN
Class C ......................     $ 1,000.00        $ 1,010.08         3.00%        $ 15.20
Class A ......................     $ 1,000.00        $ 1,013.86         2.25%        $ 11.42

------------------
(1) Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

================================================================================

KELMOORE STRATEGY(R) FUND                                        AUGUST 31, 2005
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
================================================================================

                                                                       Value
 Shares                                                              (Note 1)
--------                                                           ------------
COMMON STOCKS - 92.4%
           CONSUMER GOODS - 14.3%
 50,000    Altria Group, Inc. ...............................      $  3,535,000
100,000    Home Depot, Inc. .................................         4,032,000
 50,000    Johnson & Johnson ................................         3,169,500
 50,000    Procter & Gamble Co. (The) .......................         2,774,000
500,000    Time Warner, Inc. ................................         8,960,000
                                                                    -----------
                                                                     22,470,500
                                                                   ------------
           FINANCIAL SERVICES - 13.7%
100,000    Bank of America Corp. ............................         4,303,000
100,000    Citigroup, Inc. ..................................         4,377,000
 25,000    Goldman Sachs Group, Inc. ........................         2,779,500
300,000    JPMorgan Chase & Co. .............................        10,167,000
                                                                   ------------
                                                                     21,626,500
                                                                   ------------
           MANUFACTURING - 13.9%
100,000    General Electric Co. .............................         3,361,000
250,000    General Motors Corp. .............................         8,547,500
100,000    Tyco International, Ltd. .........................         2,783,000
100,000    3M Co. ...........................................         7,115,000
                                                                   ------------
                                                                     21,806,500
                                                                   ------------
           RESOURCES - 15.8%
100,000    Chevron Corp. ....................................         6,140,000
100,000    ConocoPhillips ...................................         6,594,000
  5,000    du Pont (E.I.) de Nemours & Co. ..................           197,850
200,000    Exxon Mobil Corp. ................................        11,980,000
                                                                   ------------
                                                                     24,911,850
                                                                   ------------


                                                                       Value
 Shares                                                              (Note 1)
--------                                                           ------------
           TECHNOLOGY - 34.7%
600,000    Applied Materials, Inc.+ .........................      $ 10,986,000
800,000    Cisco Systems, Inc.+ .............................        14,096,000
250,000    Intel Corp. ......................................         6,430,000
100,000    International Business Machines Corp. ............         8,062,000
250,000    Microsoft Corp. ..................................         6,850,000
127,800    Oracle Corp.+ ....................................         1,657,566
 99,000    United Technologies Corp. ........................         4,950,000
 50,000    Verizon Communications, Inc. .....................         1,635,500
                                                                   ------------
                                                                     54,667,066
                                                                   ------------
           TOTAL COMMON STOCKS
           (Cost $154,268,978) ..............................       145,482,416
                                                                   ------------
WARRANTS - 0.0%#
(Cost $0)
           TECHNOLOGY - 0.0%#
 36,415    Lucent Technologies, Inc.+ .......................            30,224
                                                                   ------------

Number of
Contract Shares                       Expiration      Strike
Subject to Put                           Date          Price
--------------                        ----------      ------
PUT OPTIONS PURCHASED - 0.4%

           CONSUMER GOODS - 0.0%#
200,000    Pfizer, Inc. .............  09/17/05      $   25.0            60,000
                                                                   ------------
           FINANCIAL SERVICES - 0.4%
100,000    S&P 500 Index ............  09/17/05       1,210.0           650,000
                                                                   ------------
           RESOURCES - 0.0%#
200,000    Chevron Corp. ............  09/17/05          55.0            10,000
                                                                   ------------
           TOTAL PUT OPTIONS PURCHASED
           (Cost $1,154,000) ................................           720,000
                                                                   ------------
           TOTAL INVESTMENTS - 92.8%
           (Cost $155,422,978) ..............................       146,232,640
                                                                   ------------



                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) FUND                                        AUGUST 31, 2005
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
================================================================================

Number of
Contract Shares                       Expiration      Strike          Value
Subject to Call                          Date          Price         (Note 1)
---------------                       ----------      ------       ------------
CALL OPTIONS WRITTEN - (1.6)%++

           CONSUMER GOODS - (0.1)%
 50,000    Altria Group, Inc. .......  09/17/05       $ 70.0       $    (75,000)
100,000    Home Depot, Inc. .........  09/17/05         40.0           (105,000)
 50,000    Procter & Gamble
           Co. ......................  09/17/05         55.0            (45,000)
                                                                   ------------
                                                                       (225,000)
                                                                   ------------
           FINANCIAL SERVICES - (0.3)%
300,000    JPMorgan Chase &
           Co. ......................  09/17/05         32.5           (480,000)
                                                                   ------------
           MANUFACTURING - (0.2)%
250,000    General Motors Corp.       12/17/05          40.0           (150,000)
100,000    3M Co. ...................  09/17/05         70.0           (150,000)
                                                                   ------------
                                                                       (300,000)
                                                                   ------------
           RESOURCES - (0.8)%
100,000    Chevron Corp. ............  09/17/05         60.0           (205,000)
100,000    ConocoPhillips ...........  09/17/05         60.0           (620,000)
200,000    Exxon Mobil Corp. ........  10/22/05         60.0           (400,000)
                                                                   ------------
                                                                     (1,225,000)
                                                                   ------------
           TECHNOLOGY - (0.2)%
600,000    Applied Materials,
           Inc. .....................  09/17/05         18.0           (270,000)
 99,000    United Technologies
           Corp. ....................  09/17/05         50.0            (59,400)
                                                                   ------------
                                                                       (329,400)
                                                                   ------------
           TOTAL CALL OPTIONS WRITTEN
           (Premiums received $2,227,269) ...................        (2,559,400)
                                                                   ------------


Number of
Contract Shares                       Expiration      Strike           Value
Subject to Put                           Date          Price          (Note 1)
--------------                        ----------      ------       ------------
PUT OPTIONS WRITTEN - (0.6)%

           FINANCIAL SERVICES - (0.1)%
 50,000    Goldman Sachs
           Group, Inc. ..............  09/17/05      $ 115.0       $   (200,000)
                                                                   ------------
           RESOURCES - (0.2)%
 95,000    du Pont (E.I.) de
           Nemours & Co. ............  09/17/05         42.5           (294,500)
                                                                   ------------
           TECHNOLOGY - (0.3)%
372,200    Oracle Corp. .............  09/17/05         14.0           (428,030)
                                                                   ------------
           TOTAL PUT OPTIONS WRITTEN
           (Premiums received $731,903) .....................          (922,530)
                                                                   ------------
           TOTAL WRITTEN OPTIONS
           (Premiums received $2,959,172) ...................        (3,481,930)
                                                                   ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 9.4% .....................................        14,732,618
                                                                   ------------
NET ASSETS - 100.0% .........................................      $157,483,328
                                                                   ============

---------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.


PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
------------------------------------------------------------------
1. Technology ....................................................       37.8%
2. Resources .....................................................       16.4
3. Consumer Goods ................................................       15.6
4. Financial Services ............................................       15.1
5. Manufacturing .................................................       15.1
                                                                        -----
                                                                        100.0%
                                                                        =====

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) EAGLE FUND                                  AUGUST 31, 2005
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
================================================================================

                                                                      Value
  Shares                                                             (Note 1)
----------                                                         ------------
COMMON STOCKS - 98.5%
           CONSUMER GOODS - 9.5%
   35,000  Google, Inc., Class A+ ...........................      $ 10,010,000
  500,000  Time Warner, Inc. ................................         8,960,000
  147,700  XM Satellite Radio Holdings, Inc., Class
           A+ ...............................................         5,206,425
                                                                   ------------
                                                                     24,176,425
                                                                   ------------
           FINANCIAL SERVICES - 9.4%
   75,000  Bear Stearns Companies, Inc. (The) ...............         7,537,500
   75,000  Goldman Sachs Group, Inc. ........................         8,338,500
   75,000  Lehman Brothers Holdings, Inc. ...................         7,924,500
                                                                   ------------
                                                                     23,800,500
                                                                   ------------
           MANUFACTURING - 8.1%
   80,000  Applera Corp. - Applied Biosystems
           Group ............................................         1,720,000
  200,000  Creative Technology, Ltd. ........................         1,686,000
  150,000  Electronic Arts, Inc.+ ...........................         8,592,000
  300,000  Xilinx, Inc. .....................................         8,427,000
                                                                   ------------
                                                                     20,425,000
                                                                   ------------
           RESOURCES - 1.7%
   50,000  Schlumberger, Ltd. ...............................         4,311,500
                                                                   ------------


                                                                      Value
  Shares                                                             (Note 1)
----------                                                         ------------

           TECHNOLOGY - 69.8%
1,000,000  Applied Materials, Inc.+ .........................      $ 18,310,000
1,000,000  Cisco Systems, Inc.+ .............................        17,620,000
  750,000  EMC Corp.+ .......................................         9,645,000
  200,000  International Business Machines Corp. ............        16,124,000
  600,000  Juniper Networks, Inc.+ ..........................        13,644,000
  200,000  Linear Technology Corp. ..........................         7,586,000
  500,000  Lucent Technologies, Inc.+ .......................         1,540,000
  600,000  Microsoft Corp. ..................................        16,440,000
1,000,000  Oracle Corp.+ ....................................        12,970,000
  250,000  Research In Motion, Ltd.+ ........................        19,572,500
  950,000  Sun Microsystems, Inc.+ ..........................         3,610,000
  500,000  Symantec Corp.+ ..................................        10,490,000
  550,000  Texas Instruments, Inc. ..........................        17,974,000
1,500,000  TIBCO Software, Inc.+ ............................        11,460,000
                                                                   ------------
                                                                    176,985,500
                                                                   ------------
           TOTAL COMMON STOCKS
           (Cost $259,627,797) ..............................       249,698,925
                                                                   ------------


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) EAGLE FUND                                  AUGUST 31, 2005
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
================================================================================


Number of
Contract Shares                       Expiration      Strike           Value
Subject to Call/Put                      Date          Price          (Note 1)
-------------------                   ----------      ------       ------------
PUT OPTIONS PURCHASED - 0.4%

            RESOURCES - 0.1%
   50,000   Schlumberger, Ltd. ......   10/22/05      $ 85.0       $    170,000
                                                                   ------------
            TECHNOLOGY - 0.3%
  250,000   Research In Motion,
            Ltd. ....................   09/17/05        80.0            800,000
                                                                   ------------
            TOTAL PUT OPTIONS PURCHASED
            (Cost $937,685) .................................           970,000
                                                                   ------------
            TOTAL INVESTMENTS - 100.9%
            (Cost $260,565,482) .............................       250,668,925
                                                                   ------------
CALL OPTIONS WRITTEN - (0.9)%++

            MANUFACTURING - (0.1)%
  300,000   Xilinx, Inc. ............   09/17/05        27.5           (270,000)
                                                                   ------------
            RESOURCES - (0.1)%
   50,000   Schlumberger, Ltd. ......   10/22/05        90.0           (112,500)
                                                                   ------------
            TECHNOLOGY - (0.7)%
1,000,000   Applied Materials,
            Inc. ....................   09/17/05        18.0           (450,000)
  200,000   Linear Technology
            Corp. ...................   09/17/05        37.5           (185,000)
  250,000   Research In Motion,
            Ltd. ....................   10/22/05        85.0           (637,500)
  550,000   Texas Instruments,
            Inc. ....................   09/17/05        32.5           (467,500)
                                                                   ------------
                                                                     (1,740,000)
                                                                   ------------
            TOTAL CALL OPTIONS WRITTEN
            (Premiums received $1,860,121) ..................        (2,122,500)
                                                                   ------------

Number of
Contract Shares                       Expiration      Strike           Value
Subject to Put                           Date          Price          (Note 1)
--------------                        ----------      ------       ------------
PUT OPTIONS WRITTEN - (0.2)%
(Premiums received $490,479)

            TECHNOLOGY - (0.2)%
150,000     Altera Corp. ............ 10/22/2005      $ 25.0       $   (525,000)
                                                                   ------------
            TOTAL WRITTEN OPTIONS
            (Premiums received $2,350,600) ..................        (2,647,500)
                                                                   ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 2.2% .....................................         5,517,701
                                                                   ------------
NET ASSETS - 100.0% .........................................      $253,539,126
                                                                   ============

---------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral.

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
------------------------------------------------------------------
1. Technology ....................................................       70.8%
2. Consumer Goods ................................................        9.7
3. Financial Services ............................................        9.6
4. Manufacturing .................................................        8.1
5. Resources .....................................................        1.8
                                                                        -----
                                                                        100.0%
                                                                        =====



                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) LIBERTY FUND                                AUGUST 31, 2005
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
================================================================================

                                                                      Value
 Shares                                                              (Note 1)
--------                                                           ------------
COMMON STOCKS - 97.4%
            CONSUMER GOODS - 35.0%
 25,000     Abbott Laboratories .............................      $  1,128,250
 25,000     Amgen, Inc.+ ....................................         1,997,500
 20,000     Anheuser-Busch Companies, Inc ...................           886,200
 45,000     Coca-Cola Co. ...................................         1,980,000
  1,700     Dell, Inc.+ .....................................            60,520
 40,000     Eli Lilly & Co. .................................         2,200,800
 35,000     Home Depot, Inc. ................................         1,411,200
  3,000     Hospira, Inc.+ ..................................           119,520
 25,000     Johnson & Johnson ...............................         1,584,750
  3,171     Medco Health Solutions, Inc.+ ...................           156,235
 90,000     Merck & Co., Inc. ...............................         2,540,700
100,000     Pfizer, Inc. ....................................         2,547,000
 20,000     Procter & Gamble Co. ............................         1,109,600
200,000     Time Warner, Inc.+ ..............................         3,584,000
 45,000     Wal-Mart Stores, Inc. ...........................         2,023,200
                                                                   ------------
                                                                     23,329,475
                                                                   ------------
            FINANCIAL SERVICES - 19.2%
    100     Bank of America Corp. ...........................             4,303
 65,000     Citigroup, Inc. .................................         2,845,050
 15,000     Goldman Sachs Group, Inc. .......................         1,667,700
 55,000     JPMorgan Chase & Co. ............................         1,863,950
 55,000     Merrill Lynch & Co., Inc. .......................         3,143,800
 40,000     Morgan Stanley ..................................         2,034,800
    700     Wachovia Corp. ..................................            34,734
 20,000     Wells Fargo & Co. ...............................         1,192,400
                                                                   ------------
                                                                     12,786,737
                                                                   ------------


                                                                      Value
 Shares                                                              (Note 1)
--------                                                           ------------

            MANUFACTURING - 12.0%
 20,000     General Electric Co. ............................      $    672,200
 60,000     General Motors Corp. ............................         2,051,400
 50,000     Tyco International, Ltd. ........................         1,391,500
 55,000     3M Co. ..........................................         3,913,250
                                                                   ------------
                                                                      8,028,350
                                                                   ------------
            RESOURCES - 7.0%
 25,000     ConocoPhillips ..................................         1,648,500
 50,000     Exxon Mobil Corp. ...............................         2,995,000
                                                                   ------------
                                                                      4,643,500
                                                                   ------------
            TECHNOLOGY - 24.2%
200,000     Cisco Systems, Inc.+ ............................         3,524,000
 50,000     International Business Machines Corp. ...........         4,031,000
140,000     Intel Corp. .....................................         3,600,800
120,000     Microsoft Corp. .................................         3,288,000
  1,100     Texas Instruments, Inc. .........................            35,948
 50,000     Verizon Communications, Inc. ....................         1,635,500
                                                                   ------------
                                                                     16,115,248
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $71,347,231) ..............................        64,903,310
                                                                   ------------



                  See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGY(R) LIBERTY FUND                                AUGUST 31, 2005
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
================================================================================


Number of
Contract Shares                       Expiration      Strike           Value
Subject to Put/Call                      Date          Price          (Note 1)
-------------------                   ----------      ------       ------------

PUT OPTIONS PURCHASED - 1.0%
(Cost $898,000)

            FINANCIAL SERVICES - 1.0%
 100,000    S&P 500 Index ...........  09/17/05    $ 1,210.0       $    650,000
                                                                   ------------
            TOTAL INVESTMENTS - 98.4%
            (Cost $72,245,231) ..............................        65,553,310
                                                                   ------------
CALL OPTIONS WRITTEN - (0.5)%++

            CONSUMER GOODS - (0.3)%
  25,000    Amgen, Inc. .............  09/17/05         80.0            (35,000)
  90,000    Merck & Co., Inc. .......  10/22/05         27.5           (139,500)
  20,000    Procter & Gamble
            Co. .....................  09/17/05         55.0            (18,000)
                                                                   ------------
                                                                       (192,500)
                                                                   ------------


Number of
Contract Shares                      Expiration       Strike          Value
Subject to Call                         Date           Price         (Note 1)
---------------                      ----------       ------       ------------
            FINANCIAL SERVICES - (0.0)%#
  55,000    Merrill Lynch & Co.,
            Inc. ....................  09/17/05       $ 60.0       $     (2,750)
                                                                   ------------
            RESOURCES - (0.2)%
  25,000    ConocoPhillips ..........  09/17/05         65.0            (45,000)
  50,000    Exxon Mobil Corp. .......  10/22/05         60.0           (100,000)
                                                                   ------------
                                                                       (145,000)
                                                                   ------------
            TOTAL CALL OPTIONS WRITTEN
            (Premiums received $332,983) ....................          (340,250)
                                                                   ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 2.1% .....................................         1,402,424
                                                                   ------------
NET ASSETS - 100.0% .........................................      $ 66,615,484
                                                                   ============

---------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.


PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
------------------------------------------------------------------
1. Consumer Goods ................................................       35.5%
2. Technology ....................................................       24.7
3. Financial Services ............................................       20.6
4. Manufacturing .................................................       12.3
5. Resources .....................................................        6.9
                                                                        -----
                                                                        100.0%
                                                                        =====


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2005
STATEMENTS OF ASSETS AND LIABILITIES                                 (UNAUDITED)
================================================================================

                                                                         Kelmoore        Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                     Strategy(R) Fund         Eagle Fund            Liberty Fund
                                                                     ----------------    --------------------   --------------------
ASSETS:
 Investments at market value (Cost $155,422,978, $260,565,482
  and $72,245,231, respectively) (Note 1) .........................  $   146,232,640        $  250,668,925         $  65,553,310
 Cash (Note 1) ....................................................               --             5,438,767                    --
 Segregated cash for open put option contracts (Note 1) ...........       15,748,215             3,937,500                    --
 Receivables:
   Premiums for options written ...................................        2,376,784             2,696,585             1,869,831
   Investment securities sold .....................................           49,948                    --             2,941,377
   Capital stock sold .............................................          283,918               891,406               185,135
   Dividends and interest .........................................          444,591               266,778               233,937
 Prepaid assets ...................................................           42,462                59,452                22,464
 Other receivables ................................................               --                68,741                74,263
                                                                     ---------------        --------------         -------------
    TOTAL ASSETS ..................................................      165,178,558           264,028,154            70,880,317
                                                                     ---------------        --------------         -------------
LIABILITIES:
 Cash overdraft ...................................................           87,420                    --               803,490
 Payables:
   Investment securities purchased ................................        1,879,797             4,156,640             1,652,165
   Written options closed .........................................          898,000             2,018,485             1,007,600
   Capital stock redeemed .........................................        1,002,167             1,317,221               344,474
   Advisory fees ..................................................          116,877               216,025                60,622
   Distribution fees (Class C) ....................................           63,462                87,231                23,375
   Distribution fees (Class A) ....................................           18,332                32,199                 8,513
   Other accrued expenses .........................................          133,587                13,727                24,344
 Option contracts written (Proceeds $2,959,172, $2,350,600 and
  $332,983, respectively) (Note 1) ................................        3,481,930             2,647,500               340,250
 Other liabilities ................................................           13,658                    --                    --
                                                                     ---------------        --------------         -------------
    TOTAL LIABILITIES .............................................        7,695,230            10,489,028             4,264,833
                                                                     ---------------        --------------         -------------
NET ASSETS ........................................................  $   157,483,328        $  253,539,126         $  66,615,484
                                                                     ===============        ==============         =============
CLASS C SHARES:
 Applicable to 2,318,987, 7,996,355 and 533,301 shares,
  respectively; unlimited number of shares of beneficial interest
  authorized with $0.001 par value ................................  $    72,822,742        $  102,308,050         $  27,342,499
                                                                     ===============        ==============         =============
 Net asset value, offering and redemption price per Class C share..  $         31.40        $        12.79         $       51.27
                                                                     ===============        ==============         =============
CLASS A SHARES:
 Applicable to 2,523,036, 11,098,823 and 733,724 shares,
  respectively; unlimited number of shares of beneficial interest
  authorized with $0.001 par value ................................  $    84,660,586        $  151,231,076         $  39,272,985
                                                                     ===============        ==============         =============
 Net asset value and redemption price per Class A share ...........  $         33.56        $        13.63         $       53.53
                                                                     ===============        ==============         =============
 Offering price per Class A share (Net asset value - 0.945)* ......  $         35.51        $        14.42         $       56.65
                                                                     ===============        ==============         =============
NET ASSETS CONSIST OF:
 Paid-in capital ..................................................  $   332,769,392        $  275,580,097         $  73,842,867
 Undistributed net investment loss ................................         (340,922)           (1,983,899)             (113,147)
 Accumulated net realized loss on securities and options ..........     (165,232,046)           (9,863,615)             (415,048)
 Net unrealized depreciation on securities and options ............       (9,713,096)          (10,193,457)           (6,699,188)
                                                                     ---------------        --------------         -------------
NET ASSETS ........................................................  $   157,483,328        $  253,539,126         $  66,615,484
                                                                     ===============        ==============         =============

------------------
*Offering price includes sales charge of 5.50%.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
STATEMENTS OF OPERATIONS                             AUGUST 31, 2005 (UNAUDITED)
================================================================================

                                                                 Kelmoore       Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                             Strategy(R) Fund        Eagle Fund            Liberty Fund
                                                             ----------------   --------------------   --------------------
INVESTMENT INCOME:
 Dividends ................................................   $   1,609,607        $     683,001           $    748,979
 Interest .................................................          43,400              183,270                 17,355
 Foreign taxes withheld ...................................              --              (26,084)                    --
                                                              -------------        -------------           ------------
  Total Income ............................................       1,653,007              840,187                766,334
                                                              -------------        -------------           ------------
EXPENSES:
 Investment advisory fees (Note 3) ........................         848,601            1,286,502                344,636
 Distribution fees Class C (Note 3) .......................         395,637              512,903                138,733
 Distribution fees Class A (Note 3) .......................         113,241              193,400                 51,476
 Accounting fees ..........................................          37,893               42,164                 30,073
 Administration fees ......................................          77,731              105,361                 48,145
 Custodian fees ...........................................          33,596               42,001                  9,745
 Insurance fees ...........................................          33,134               35,961                  9,801
 Printing fees ............................................          44,357               37,982                 11,550
 Professional fees ........................................          72,330              103,014                 30,305
 Registration fees ........................................          19,173               51,873                 14,694
 Transfer agent fees ......................................         385,459              359,015                116,349
 Trustees' fees ...........................................           6,553                8,899                  2,342
                                                              -------------        -------------           ------------
   Total Expenses .........................................       2,067,705            2,779,075                807,849
   Expense Waiver (Note 3) ................................         (73,776)                  --                     --
   Recoupment of Prior Year Fee Waivers (Note 3) ..........              --               45,011                 71,632
                                                              -------------        -------------           ------------
   Net Expenses ...........................................       1,993,929            2,824,086                879,481
                                                              -------------        -------------           ------------
 Net investment loss ......................................        (340,922)          (1,983,899)              (113,147)
                                                              -------------        -------------           ------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
 Net realized gain/(loss) from:
   Security transactions ..................................      20,983,816           18,009,616              2,941,729
   Options ................................................      (2,350,602)          (2,097,104)               550,721
 Net change in unrealized appreciation/(depreciation) on:
   Security transactions ..................................     (12,207,884)         (10,574,118)            (2,906,221)
   Options ................................................        (204,104)           2,318,550                 (3,586)
                                                              -------------        -------------           ------------
    Net realized and unrealized gain on investments .......       6,221,226            7,656,944                582,643
                                                              -------------        -------------           ------------
 Net increase in net assets resulting from operations .....   $   5,880,304        $   5,673,045           $    469,496
                                                              =============        =============           ============


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                  Kelmoore                     Kelmoore Strategy(R)
                                                              Strategy(R) Fund                      Eagle Fund
                                                      --------------------------------- ----------------------------------
                                                         Six Months                        Six Months
                                                            Ended                             Ended
                                                         August 31,       Year Ended       August 31,        Year Ended
                                                            2005         February 28,         2005          February 28,
                                                         (Unaudited)         2005          (Unaudited)          2005
                                                      ---------------- ---------------- ---------------- -----------------
OPERATIONS:
 Net investment income/(loss) .......................  $    (340,922)   $   1,726,755     $ (1,983,899)   $    (2,270,957)
 Net realized gain/(loss) on securities and options..     18,633,214      (14,673,556)      15,912,512          1,367,092
 Net change in unrealized appreciation/
  (depreciation) on securities and options ..........    (12,411,988)      (2,554,010)      (8,255,568)           923,298
                                                       -------------    -------------     ------------    ---------------
 Net increase/(decrease) in net assets resulting from
  operations ........................................      5,880,304      (15,500,811)       5,673,045             19,433
                                                       -------------    -------------     ------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class C ...........................................             --         (407,971)              --                 --
  Class A ...........................................             --       (1,316,534)              --                 --
 Realized capital gains:
  Class C ...........................................     (4,542,307)              --       (6,518,770)*         (569,291)
  Class A ...........................................     (4,896,217)              --       (9,393,742)*         (762,032)
 Tax return of capital:
  Class C ...........................................             --      (12,938,013)      (1,442,201)*      (20,708,105)
  Class A ...........................................             --      (12,310,604)      (2,078,256)*      (27,719,132)
                                                       -------------    -------------     ------------    ---------------
 Total distributions to shareholders ................     (9,438,524)     (26,973,122)     (19,432,969)       (49,758,560)
                                                       -------------    -------------     ------------    ---------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class C ...........................................      4,237,194       33,743,449       18,323,436         64,446,891
  Class A ...........................................      6,963,783       62,558,294       39,736,501        140,322,393
 Reinvestment of distributions:
  Class C ...........................................      2,539,536        8,350,687        4,976,027         13,913,161
  Class A ...........................................      2,438,354        7,010,161        5,443,577         14,230,223
 Cost of shares redeemed:
  Class C ...........................................    (22,006,645)     (45,284,719)     (24,141,168)       (21,875,791)
  Class A ...........................................    (25,148,482)     (63,280,667)     (49,857,974)       (55,291,704)
                                                       -------------    -------------     ------------    ---------------
 Increase/(decrease) in net assets derived from
  capital share transactions (a) ....................    (30,976,260)       3,097,205       (5,519,601)       155,745,173
                                                       -------------    -------------     ------------    ---------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS .............    (34,534,480)     (39,376,728)     (19,279,525)       106,006,046
                                                       -------------    -------------     ------------    ---------------
NET ASSETS:
 Beginning of period ................................    192,017,808      231,394,536      272,818,651        166,812,605
                                                       -------------    -------------     ------------    ---------------
 End of period ......................................  $ 157,483,328    $ 192,017,808     $253,539,126    $   272,818,651
                                                       =============    =============     ============    ===============
 (a) Transactions in capital stock were:
   Shares sold:
    Class C .........................................        136,976        9,475,090        1,387,747         42,552,533
    Class A .........................................        209,856       17,017,405        2,954,460         88,893,493
   Shares issued through reinvestment of
    distributions:
    Class C .........................................         86,382        2,270,878          434,498          8,772,199
    Class A .........................................         73,317        1,802,411          397,978          8,623,692
   Shares redeemed:
    Class C .........................................       (716,311)     (12,970,584)      (1,899,603)       (14,559,769)
    Class A .........................................       (765,992)     (17,010,840)      (3,715,731)       (36,109,069)
   Shares reduced by 1-for-10 reverse stock split:
    Class C .........................................             --      (25,409,320)              --        (71,359,493)
    Class A .........................................             --      (27,508,949)              --       (100,116,023)
                                                       -------------    -------------     ------------    ---------------
 Increase/(decrease) in shares outstanding ..........       (975,772)     (52,333,909)        (440,651)       (73,302,437)
                                                       =============    =============     ============    ===============



                                                            Kelmoore Strategy(R)
                                                                Liberty Fund
                                                      ---------------------------------
                                                         Six Months
                                                            Ended
                                                         August 31,       Year Ended
                                                            2005         February 28,
                                                         (Unaudited)         2005
                                                      ---------------- ----------------
OPERATIONS:
 Net investment income/(loss) .......................  $     (113,147)  $     (110,686)
 Net realized gain/(loss) on securities and options..       3,492,450        4,468,365
 Net change in unrealized appreciation/
  (depreciation) on securities and options ..........      (2,909,807)      (3,971,040)
                                                       --------------   --------------
 Net increase/(decrease) in net assets resulting from
  operations ........................................         469,496          386,639
                                                       --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class C ...........................................              --               --
  Class A ...........................................              --               --
 Realized capital gains:
  Class C ...........................................      (1,393,852)      (1,508,883)
  Class A ...........................................      (1,980,158)      (1,945,149)
 Tax return of capital:
  Class C ...........................................              --       (1,400,851)
  Class A ...........................................              --       (1,805,882)
                                                       --------------   --------------
 Total distributions to shareholders ................      (3,374,010)      (6,660,765)
                                                       --------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class C ...........................................       5,061,244       18,818,961
  Class A ...........................................       8,738,111       27,966,665
 Reinvestment of distributions:
  Class C ...........................................         589,592        1,352,111
  Class A ...........................................         896,107        1,804,831
 Cost of shares redeemed:
  Class C ...........................................      (5,780,543)     (10,347,694)
  Class A ...........................................     (10,174,380)     (14,439,347)
                                                       --------------   --------------
 Increase/(decrease) in net assets derived from
  capital share transactions (a) ....................        (669,869)      25,155,527
                                                       --------------   --------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS .............      (3,574,383)      18,881,401
                                                       --------------   --------------
NET ASSETS:
 Beginning of period ................................      70,189,867       51,308,466
                                                       --------------   --------------
 End of period ......................................  $   66,615,484   $   70,189,867
                                                       ==============   ==============
 (a) Transactions in capital stock were:
   Shares sold:
    Class C .........................................          97,053        3,312,798
    Class A .........................................         159,972        4,760,581
   Shares issued through reinvestment of
    distributions:
    Class C .........................................          11,605          228,406
    Class A .........................................          17,052          294,306
   Shares redeemed:
    Class C .........................................        (110,650)      (1,811,343)
    Class A .........................................        (187,815)      (2,431,929)
   Shares reduced by 1-for-10 reverse stock split:
    Class C .........................................              --       (4,814,150)
    Class A .........................................              --       (6,645,230)
                                                       --------------   --------------
 Increase/(decrease) in shares outstanding ..........         (12,783)      (7,106,561)
                                                       ==============   ==============

------------------
*Amounts are subject to change and recharacterization at fiscal year end.

                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                             AUGUST 31, 2005
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.



                                                                      Kelmoore Strategy(R) Fund -- Class C
                                             --------------------------------------------------------------------------------------
                                             Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                              August 31, 2005  February 28,  February 29,  February 28,  February 28,  February 28,
                                               (Unaudited)         2005          2004          2003          2002          2001
                                             ----------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period .......     $ 32.01         $ 38.90       $ 34.30       $ 48.30      $  63.30     $  88.00
                                                 -------         -------       -------       -------      --------     --------
 Income/(loss) from investment operations:
 Net investment income/(loss) ..............       (0.14)           0.14         (0.40)        (0.70)        (0.80)       (0.70)
 Net realized and unrealized gain/(loss)
  on investments ...........................        1.36           (2.70)         9.20         (9.80)        (8.80)       (9.90)
                                                 -------         -------       -------       -------      --------     --------
   Total from investment operations ........        1.22           (2.56)         8.80        (10.50)        (9.60)      (10.60)
                                                 -------         -------       -------       -------      --------     --------
 Less distributions from:
 Net investment income .....................          --           (0.13)           --            --            --           --
 Realized capital gains ....................       (1.83)             --         (4.20)        (0.10)        (0.40)      (14.10)
 Tax return of capital .....................          --           (4.20)           --         (3.40)        (5.00)          --
                                                 -------         -------       -------       -------      --------     --------
Net asset value, end of period .............     $ 31.40         $ 32.01       $ 38.90       $ 34.30      $  48.30     $  63.30
                                                 =======         =======       =======       =======      ========     ========
Total return ...............................        4.23%(2)       (6.82)%       26.88%       (22.04)%      (16.00)%     (14.61)%

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......     $72,823         $89,996       $114,552      $85,166      $153,639     $177,870
 Ratio of expenses to average net assets:
   Before fee waivers ......................        2.84%(1)        2.66%         2.75%         2.74%         2.51%        2.41%
   After fee waivers .......................        2.75%(1)        2.66%         2.75%         2.74%         2.51%        2.41%
 Ratio of net investment income/(loss)
  to average net assets:
   Before fee waivers ......................       (0.89)%(1)       0.38%        (1.21)%       (1.74)%       (1.40)%      (0.89)%
   After fee waivers .......................       (0.80)%(1)       0.38%        (1.21)%       (1.74)%       (1.40)%      (0.89)%
 Portfolio turnover rate ...................      107.30%(2)      104.28%       153.30%       111.73%       133.04%      166.43%

-------------------
(1) Annualized.
(2) Not Annualized.


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2005
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.



                                                                      Kelmoore Strategy(R) Fund -- Class A
                                             --------------------------------------------------------------------------------------
                                             Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                              August 31, 2005  February 28,  February 29,  February 28,  February 28,  February 28,
                                                (Unaudited)        2005          2004          2003          2002          2001
                                             ----------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of year .........      $ 33.94        $  40.70      $  35.50       $ 49.40      $  64.10      $ 88.40
                                                  -------        --------      --------       -------      --------      -------
 Income/(loss) from investment operations:
 Net investment income/(loss) ..............        (0.01)           0.45         (0.20)        (0.40)        (0.40)       (0.10)
 Net realized and unrealized gain/(loss)
  on investments ...........................         1.46           (2.88)         9.60        (10.00)        (8.90)      (10.10)
                                                  -------        --------      --------       -------      --------      -------
   Total from investment operations ........         1.45           (2.43)         9.40        (10.40)        (9.30)      (10.20)
                                                  -------        --------      --------       -------      --------      -------
 Less distributions from:
 Net investment income .....................           --           (0.41)           --            --            --           --
 Realized capital gains ....................        (1.83)             --         (4.20)        (0.10)        (0.40)      (14.10)
 Tax return of capital .....................           --           (3.92)           --         (3.40)        (5.00)          --
                                                  -------        --------      --------       -------      --------      -------
Net asset value, end of year ...............      $ 33.56        $  33.94      $  40.70       $ 35.50      $  49.40      $ 64.10
                                                  =======        ========      ========       =======      ========      =======
Total return+ ..............................         4.67%(2)       (6.16)%       27.70%       (21.31)%      (15.31)%     (14.05)%

Ratios/Supplemental Data
 Net assets, end of year (in 000s) .........      $84,661        $102,021      $116,842       $68,336      $110,452      $93,728
 Ratio of expenses to average net assets:
   Before fee waivers ......................         2.08%(1)        1.91%         2.00%         1.99%         1.76%        1.66%
   After fee waivers .......................         2.00%(1)        1.91%         2.00%         1.99%         1.76%        1.66%
 Ratio of net investment income/(loss)
  to average net assets:
   Before fee waivers ......................        (0.12)%(1)       1.13%        (0.46)%       (0.99)%       (0.65)%      (0.14)%
   After fee waivers .......................        (0.04)%(1)       1.13%        (0.46)%       (0.99)%       (0.65)%      (0.14)%
 Portfolio turnover rate ...................       107.30%(2)      104.28%       153.30%       111.73%       133.04%      166.43%

-------------------
(1) Annualized.
(2) Not Annualized.
+ Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2005
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                   Kelmoore Strategy(R) Eagle Fund -- Class C
                                             ------------------------------------------------------------------------------------
                                             Six Months Ended   Year Ended   Year Ended    Year Ended   Year Ended   Period Ended
                                              August 31, 2005  February 28, February 29,  February 28, February 28,  February 28,
                                                (Unaudited)        2005         2004          2003         2002          2001*
                                             ----------------  ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period .......     $  13.53        $  17.60      $ 15.20       $ 24.30      $ 35.70      $100.00
                                                 --------        --------      -------       -------      -------      -------
 Income/(loss) from investment operations:
 Net investment loss .......................        (0.13)          (0.17)       (0.30)        (0.50)       (0.80)       (1.00)#
 Net realized and unrealized gain/(loss)
  on investments ...........................         0.39           (0.26)        5.90         (5.70)       (5.60)      (46.20)
                                                 --------        --------      -------       -------      -------      -------
   Total from investment operations ........         0.26           (0.43)        5.60         (6.20)       (6.40)      (47.20)
                                                 --------        --------      -------       -------      -------      -------
 Less distributions from:
 Realized capital gains ....................        (0.82)(3)       (0.09)       (3.20)        (0.10)       (0.20)      (17.10)
 Tax return of capital .....................        (0.18)(3)       (3.55)          --         (2.80)       (4.80)          --
                                                 --------        --------      -------       -------      -------      -------
Net asset value, end of period .............     $  12.79        $  13.53      $ 17.60       $ 15.20      $ 24.30      $ 35.70
                                                 ========        ========      =======       =======      =======      =======
Total return ...............................         2.38%(2)       (2.08)%      40.39%       (26.12)%     (19.25)%     (55.26)%(2)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......     $102,308        $109,197      $75,201       $28,414      $20,475      $14,884
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...         2.65%(1)        2.61%        3.00%         3.12%        2.99%        4.13%(1)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...         2.65%(1)        2.61%        3.00%         3.00%        2.99%        2.99%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...        (1.99)%(1)      (1.52)%      (2.46)%       (2.71)%      (2.68)%      (3.62)%(1)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...        (1.99)%(1)      (1.50)%      (2.46)%       (2.58)%      (2.68)%      (2.47)%(1)
 Portfolio turnover rate ...................        88.37%(2)       29.90%      152.84%        87.97%      119.01%       83.44%(2)

-------------------
*   Kelmoore Strategy Eagle Class C commenced operations on June 29, 2000.
(1) Annualized.
(2) Not Annualized.
(3) Amounts are subject to change and recharacterization at fiscal year end.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2005
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                  Kelmoore Strategy(R) Eagle Fund -- Class A
                                            -------------------------------------------------------------------------------------
                                             Six Months Ended   Year Ended   Year Ended    Year Ended   Year Ended   Period Ended
                                              August 31, 2005  February 28, February 29,  February 28, February 28,  February 28,
                                                (Unaudited)        2005         2004          2003         2002          2001*
                                             ----------------  ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period .......     $  14.27        $  18.30      $ 15.50       $ 24.70      $ 35.90      $100.00
                                                 --------        --------      -------       -------      -------      -------
 Income/(loss) from investment operations:
 Net investment loss .......................        (0.09)          (0.08)       (0.20)        (0.30)       (0.40)       (0.70)#
 Net realized and unrealized gain/(loss)
  on investments ...........................         0.45           (0.31)        6.20         (6.00)       (5.80)      (46.30)
                                                 --------        --------      -------       -------      -------      -------
   Total from investment operations ........         0.36           (0.39)        6.00         (6.30)       (6.20)      (47.00)
                                                 --------        --------      -------       -------      -------      -------
 Less distributions from:
 Realized capital gains ....................        (0.83)(3)       (0.09)       (3.20)        (0.10)       (0.20)      (17.10)
 Tax return of capital .....................        (0.17)(3)       (3.55)          --         (2.80)       (4.80)          --
                                                 --------        --------      -------       -------      -------      -------
Net asset value, end of period .............     $  13.63        $  14.27      $ 18.30       $ 15.50      $ 24.70      $ 35.90
                                                 ========        ========      =======       =======      =======      =======
Total return+ ..............................         2.84%(2)       (1.71)%      42.38%       (26.09)%     (18.51)%     (55.04)%(2)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......     $151,231        $163,621      $91,612       $24,235      $22,965      $ 8,411
 Ratio of expenses to average net assets:
 Before fee waivers, expense
  reimbursements and including
  recoupment of prior year fee waivers .....         1.90%(1)        1.86%        2.25%         2.37%        2.24%        3.38%(1)
 After fee waivers, expense reimbursements
  and including recoupment of prior year
  fee waivers ..............................         1.90%(1)        1.84%        2.25%         2.25%        2.24%        2.24%(1)
 Ratio of net investment loss to average
  net assets:
 Before fee waivers, expense
  reimbursements and including
  recoupment of prior year fee waivers .....        (1.24)%(1)      (0.77)%      (1.71)%       (1.96)%      (1.93)%      (2.87)%(1)
 After fee waivers, expense reimbursements
  and including recoupment of prior year
  fee waivers ..............................        (1.24)%(1)      (0.75)%      (1.71)%       (1.83)%      (1.93)%      (1.72)%(1)
 Portfolio turnover rate ...................        88.37%(2)       29.90%      152.84%        87.97%      119.01%       83.44%(2)

-------------------
*   Kelmoore Strategy Eagle Class A commenced operations on June 29, 2000.
(1) Annualized.
(2) Not Annualized.
(3) Amounts are subject to change and recharacterization at fiscal year end.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
+   Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2005
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                Kelmoore Strategy(R) Liberty Fund -- Class C
                                            -------------------------------------------------------------------------------------
                                             Six Months Ended   Year Ended   Year Ended    Year Ended   Year Ended   Period Ended
                                              August 31, 2005  February 28, February 29,  February 28, February 28,  February 28,
                                                (Unaudited)        2005         2004          2003         2002          2001*
                                             ----------------  ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period .......     $ 53.70         $ 60.30       $ 53.10       $ 75.00      $ 89.30      $100.00
                                                 -------         -------       -------       -------      -------      -------
 Income/(loss) from investment operations:
 Net investment loss .......................       (0.20)          (0.30)        (0.70)        (1.10)       (1.00)       (0.20)#
 Net realized and unrealized gain/(loss)
  on investments ...........................        0.42           (0.05)        13.20        (15.20)       (3.10)      (10.00)
                                                 -------         -------       -------       -------      -------      -------
   Total from investment operations ........        0.22           (0.35)        12.50        (16.30)       (4.10)      (10.20)
                                                 -------         -------       -------       -------      -------      -------
 Less distributions from:
 Realized capital gains ....................       (2.65)          (3.20)        (5.30)        (3.90)      (10.20)       (0.50)
 Tax return of capital .....................          --           (3.05)           --         (1.70)          --           --
                                                 -------         -------       -------       -------      -------      -------
Net asset value, end of period .............     $ 51.27         $ 53.70       $ 60.30       $ 53.10      $ 75.00      $ 89.30
                                                 =======         =======       =======       =======      =======      =======
Total return ...............................        0.94%(2)       (0.40)%       24.21%       (22.11)%      (5.00)%     (10.21)%(2)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......     $27,342         $28,745       $21,832       $11,509      $14,753      $ 2,072
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...        3.00%(1)        3.04%         3.11%         3.30%        4.53%       19.58%(1)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...        3.00%(1)        3.00%         3.00%         3.00%        3.00%        3.00%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...       (0.78)%(1)      (0.65)%       (1.67)%       (2.13)%      (3.57)%     (17.88)%(1)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...       (0.78)%(1)      (0.61)%       (1.56)%       (1.83)%      (2.04)%      (1.30)%(1)
 Portfolio turnover rate                           52.80%(2)       98.74%       193.32%       111.37%      131.62%       50.94%(2)

-------------------
*   Kelmoore Strategy Liberty Class C commenced operations on December 26, 2000.
(1) Annualized.
(2) Not Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2005
================================================================================

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                 Kelmoore Strategy(R) Liberty Fund -- Class A
                                             ------------------------------------------------------------------------------------
                                             Six Months Ended   Year Ended   Year Ended    Year Ended   Year Ended   Period Ended
                                              August 31, 2005  February 28, February 29,  February 28, February 28,  February 28,
                                                (Unaudited)        2005         2004          2003         2002          2001*
                                             ----------------  ------------ ------------  ------------ ------------  ------------
Net asset value, beginning of period .......     $ 55.67         $ 61.80       $ 53.90       $ 75.60      $ 89.40      $100.00
                                                 -------         -------       -------       -------      -------      -------
 Income/(loss) from investment operations:
 Net investment income/(loss) ..............       (0.01)           0.07         (0.30)        (0.60)       (0.50)       (0.10)#
 Net realized and unrealized gain/(loss)
  on investments ...........................        0.52            0.05         13.50        (15.50)       (3.10)      (10.00)
                                                 -------         -------       -------       -------      -------      -------
   Total from investment operations ........        0.51            0.12         13.20        (16.10)       (3.60)      (10.10)
                                                 -------         -------       -------       -------      -------      -------
 Less distributions from:
 Realized capital gains ....................       (2.65)          (3.20)        (5.30)        (3.90)      (10.20)       (0.50)
 Tax return of capital .....................          --           (3.05)           --         (1.70)          --           --
                                                 -------         -------       -------       -------      -------      -------
Net asset value, end of period .............     $ 53.53         $ 55.67       $ 61.80       $ 53.90      $ 75.60      $ 89.40
                                                 =======         =======       =======       =======      =======      =======
Total return+ ..............................        1.44%(2)        0.41%        25.19%       (21.65)%      (4.39)%     (10.11)%(2)

Ratios/Supplemental Data
 Net assets, end of period (in 000s) .......     $39,273         $41,444       $29,477       $12,546      $12,039      $   736
 Ratio of expenses to average net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...        2.25%(1)        2.29%         2.36%         2.55%        3.78%       18.83%(1)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...        2.25%(1)        2.25%         2.25%         2.25%        2.25%        2.25%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...       (0.03)%(1)       0.10%        (0.92)%       (1.38)%      (2.82)%     (17.13)%(1)
   After fee waivers, expense
    reimbursements and including
    recoupment of prior year fee waivers ...       (0.03)%(1)       0.14%        (0.81)%       (1.08)%      (1.29)%      (0.55)%(1)
 Portfolio turnover rate ...................       52.80%(2)       98.74%       193.32%       111.37%      131.62%       50.94%(2)

-------------------
*   Kelmoore Strategy Liberty Class A commenced operations on December 26, 2000.
(1) Annualized.
(2) Not Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
+   Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                    AUGUST 31, 2005
================================================================================

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at August 31, 2005, consisted of three non-diversified investment portfolios (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Fund ("Strategy Fund"), Kelmoore Strategy(R) Eagle Fund ("Eagle Fund") and Kelmoore Strategy(R) Liberty Fund ("Liberty Fund"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks and to distribute those gains on a monthly basis. Variables such as equity market valuations, timing of shareholder investment flows, or below historical average option premiums may negate realized gains and therefore may result in distributions characterized as a return of investment principal. The Strategy Fund's principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's principal strategy is to purchase the common stocks of a limited number of mid-and large-cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund currently intends to invest approximately 50% of the premiums generated from covered call option writing in put options. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.


A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Fund's will be required to use the fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2005
================================================================================

B. OPTION VALUATION. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions in excess of a Fund's taxable income will be treated as a return of capital. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2005
================================================================================

E. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no Federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. ALLOCATION OF EXPENSES. Expenses that are specific to a Fund or share class are charged directly to that Fund or share class. Distribution expenses are solely borne by and charged to the respective class of shares. Expenses that are common to all funds generally are allocated among the funds in proportion to their average daily net assets.

I. NET ASSET VALUE. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day.

NOTE 2 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the six-months ended August 31, 2005 were as follows:

                                                 Purchases         Sales
                                               ------------    ------------
Strategy Fund ...............................  $179,761,990    $264,422,142
Eagle Fund ..................................   219,006,589     246,715,320
Liberty Fund ................................    35,355,663      39,823,432

Transactions in option contracts written for the six-months ended August 31, 2005 were as follows:

                                                Strategy Fund                    Eagle Fund
                                         ----------------------------    ----------------------------
                                          Contracts        Premium        Contracts        Premium
                                         -----------    -------------    -----------    -------------
Outstanding at February 28, 2005 .....     2,988,800    $   4,202,265      2,213,100    $   2,446,855
Options written during period ........    12,959,000       19,534,046     18,249,400       23,684,656
Options exercised during period ......    (1,806,600)      (2,686,837)    (3,005,900)      (4,903,992)
Options expired during period ........      (473,100)        (554,050)    (2,268,100)      (1,679,519)
Options closed during period .........   (11,201,900)     (17,536,252)   (12,688,500)     (17,197,400)
                                         -----------    -------------    -----------    -------------
Outstanding at August 31, 2005 .......     2,466,200    $   2,959,172      2,500,000    $   2,350,600
                                         ===========    =============    ===========    =============

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2005
================================================================================

                                                       Liberty Fund
                                                ----------------------------
                                                Contracts          Premium
                                                ----------      ------------
Outstanding at February 28, 2005 .........       1,027,200      $  1,300,353
Options written during period ............       1,369,600         1,982,389
Options exercised during period ..........        (402,500)         (538,355)
Options expired during period ............        (624,700)         (464,725)
Options closed during period .............      (1,104,600)       (1,946,679)
                                                ----------      ------------
Outstanding at August 31, 2005 ...........         265,000      $    332,983
                                                ==========      ============

NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C, and for the Eagle and Liberty Funds will not exceed 2.25% for Class A and 3.00% for Class C. The fee waiver and reimbursement arrangement will continue at least through June 28, 2006. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the six-month period ended August 31, 2005, the Advisor recouped $45,011 and $71,632 of waived or reimbursed expenses related to the Eagle and Liberty Funds, respectively.

At August 31, 2005, the balance of recoupable expenses were as follows:

                              2006         2007        2008        Total
                            -------      -------     -------      -------
Strategy Fund ..........         --      $ 1,124     $74,774      $75,898
Liberty Fund ...........    $ 5,190      $36,538     $22,694      $64,422

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the six-months ended August 31, 2005, the Strategy Fund reimbursed the Distributor $508,878 ($113,241 for Class A and $395,637 for Class C), the Eagle Fund reimbursed the Distributor $706,303 ($193,400 for Class A and $512,903 for Class C) and the Liberty Fund reimbursed the Distributor $190,209 ($51,476 for Class A and $138,733 for Class C) for distribution and servicing expenses incurred.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2005
================================================================================

The Strategy, Eagle and Liberty Funds' Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. For the six-month period ended August 31, 2005, sales charges received by Kelmoore Investment Company Inc., as the Funds' distributor, were as follows:

Strategy Fund ...........................  $256,152
Eagle Fund ..............................   799,583
Liberty Fund ............................   179,342

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in its capacity as a registered broker-dealer, in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the six-months ended August 31, 2005, the Funds have paid $1,208,413, $1,535,274 and $154,641 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Advisor. Unaffiliated brokers act as executing and clearing brokers for the Funds' transactions and are compensated by the Advisor for these services.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments. In addition, the Trust reimburses expenses incurred by the Trustees in attending Trustee meetings.

NOTE 4 -- TAX DISCLOSURE

No provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2005.

================================================================================

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                      AUGUST 31, 2005
================================================================================

At February 28, 2005, the Strategy Fund and Eagle Fund had capital loss carryforwards for Federal income tax purposes as follows:

Fund                          Capital Loss Carryforward   Year of Expiration
----                          -------------------------   ------------------
Strategy ...................         $87,804,076                 2010
                                      62,519,008                 2011
                                      19,872,287                 2013

Eagle ......................           1,337,175                 2011

NOTE 5 -- INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

================================================================================

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION (UNAUDITED)                          AUGUST 31, 2005
================================================================================

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, 2005, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



In 2004 the Kelmoore Strategy(R) Funds were recognized by the Mutual Fund Education Alliance (the MFEA) for Excellence in Investor Education and were awarded a STAR Award (Shareholders Trust And Responsibility) in five categories:

     o Educational Brochure
     o Special Communication
     o Online Innovation
     o Online Shareholder Services
     o Online Retail Retirement Center

The MFEA, a not-for-profit trade association of the no-load mutual fund industry, which, since 1971, has helped Shareholders understand mutual funds and the benefits of long-term investing. In making this award, the MFEA cited a number of brochures and innovations which are available to you at www.kelmoore.com and www.kaptainkelmoore.com. We are very pleased to have received this recognition, as we believe it is important to educate the investing public.

================================================================================
       For More Information
================================================================================

       ADMINISTRATOR, TRANSFER AGENT AND   COUNSEL
       FUND ACCOUNTING AGENT               Dechert LLP
       PFPC Inc.                           4675 MacArthur Court, Suite 1400
       760 Moore Road                      Newport Beach, CA 92660-8842
       King of Prussia, PA 19406
       (877) KELMOORE (535-6667)           INDEPENDENT REGISTERED PUBLIC
                                           ACCOUNTING FIRM
       CUSTODIAN                           PricewaterhouseCoopers LLP
       PFPC Trust Company                  333 Market Street
       The Eastwick Center                 San Francisco, CA 94105
       8800 Tinicum Boulevard
       Philadelphia, PA 19153



       ------------------------------------------------------------------------
       KELMOORE STRATEGIC TRUST
       2471 E. Bayshore Road,
       Suite 501
       Palo Alto, CA 94303













                       FOR ADDITIONAL INFORMATION ABOUT
                        THE KELMOORE STRATEGY(R) FUNDS
                               CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

         (a)(1)   Not applicable.

         (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (a)(3)   Not applicable.

         (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kelmoore Strategic Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Matthew Kelmon
                           -----------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     10/28/05
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew Kelmon
                           -----------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     10/28/05
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Tamara B. Wendoll
                           -----------------------------------------------------
                           Tamara B. Wendoll, Treasurer
                           (principal financial officer)

Date     10/28/05
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.